Bank Borrowings (Details) ¥ in Thousands, $ in Thousands			6 Months Ended	12 Months Ended
		Dec. 06, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 03, 2026	Jun. 30, 2025 USD ($)	Feb. 21, 2025	Dec. 31, 2024 USD ($)	Sep. 29, 2024 CNY (¥)	Aug. 21, 2024 CNY (¥)	Aug. 19, 2024 CNY (¥)	Aug. 16, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Bank Borrowings [Line Items]
Short-term bank borrowing	[1]			¥ 15,172				$ 2,078					¥ 5,000
Short-term interest rate									3.45%
Additional loan amount										¥ 890
Short-term bank facilities			¥ 17,172	15,522		$ 2,397		$ 2,127
Bank borrowing		¥ 6,500
Qishang Bank [Member] | Forecast [Member]
Bank Borrowings [Line Items]
Annual interest rate					6.87%
Youpin Shandong [Member]
Bank Borrowings [Line Items]
Short-term bank borrowing											¥ 282
Youpin Shandong [Member] | Working Capital [Member]
Bank Borrowings [Line Items]
Short-term interest rate											3.95%
Youxu Zibo [Member]
Bank Borrowings [Line Items]
Short-term bank borrowing			200
Youxu Zibo [Member] | Working Capital [Member]
Bank Borrowings [Line Items]
Short-term interest rate							3.45%
Shanghai Youxu [Member]
Bank Borrowings [Line Items]
Short-term interest rate										3.75%
Short-term bank facilities									¥ 4,000			¥ 10,000
Shanghai Youxu [Member] | Short-Term Debt [Member]
Bank Borrowings [Line Items]
Short-term bank borrowing				5,000
Youxu Zibo [Member]
Bank Borrowings [Line Items]
Bank borrowing			¥ 700	¥ 3,000

[1]	During fiscal year 2024, both Shanghai Youxu and Youpin Shandong fully repaid their aggregate short-term bank borrowings of RMB5,000 originally obtained in 2023. Subsequent to these repayments, Youpin Shandong entered into new one-year short-term bank loans of RMB282 on August 19, 2024, carrying an annual interest rate of 3.95%, followed by an additional RMB890 loan on August 21, 2024, with an annual interest rate of 3.75%. Separately, Shanghai Youxu obtained two one-year short-term bank facilities: RMB10,000 on August 16, 2024 and RMB4,000 on September 29, 2024, both bearing an annual interest rate of 3.45% and the initial loan agreement stipulates that Jia Li serves as a co-borrower under this financing arrangement, assuming joint and several liability for repayment obligations.